Performance Management	Aug. 28, 2025
Applied Finance Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Dividend Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Dividend Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Dividend Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows changes in the Predecessor Fund’s and the Dividend Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Dividend Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Large-Mid Value IndexSM (TR), which is the Fund’s secondary index. The table also presents the impact of taxes on the Dividend Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail shares of the Predecessor Fund and Dividend Fund. On September 15, 2017, the Retail shares of the Dividend Fund were reorganized into the Investor Class shares of the Dividend Fund.

This information provides some indication of the risks of investing in the Dividend Fund. Past performance of the Dividend Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Past Does Not Indicate Future [Text]	Past performance of the Dividend Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows changes in the Predecessor Fund’s and the Dividend Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year.
Performance Additional Market Index [Text]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
Bar Chart [Heading]	Investor Class Year-by-Year Annual Returns as of December 31st
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 21.55% (quarter ended June 30, 2020) and the lowest quarterly return was -29.32% (quarter ended March 31, 2020).

Year to date return as of June 30, 2025 was 4.12%.

Year to Date Return, Label [Optional Text]	Year to date return
Bar Chart, Year to Date Return	4.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance [Table]
Return Before Taxes	1 Year	5 Years	10 Years	Since Inception(1)
Investor Class shares	12.14%	9.10%	9.22%	8.16%
Institutional Class shares	12.43%	9.36%	9.48%	11.67%
Return After Taxes – Investor Class Shares
Return After-Taxes on Distributions	10.17%	5.33%	6.18%	6.21%
Return After-Taxes on Distributions and Sale of Fund Shares	7.19%	6.30%	6.59%	6.22%
Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes) (2)	24.09%	13.96%	12.66%	10.56%
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	14.10%	9.03%	9.22%	7.61%
(1)	Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.

(2)	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Closing [Text Block]

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Performance Availability Phone [Text]	800-673-0550
Applied Finance Explorer Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below shows changes in the Explorer Fund’s annual returns for the Institutional Class shares (the Class with the longest period of annual returns) from year to year. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Small Cap IndexSM (TR), which is the Explorer Fund’s secondary index. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Past Does Not Indicate Future [Text]	Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows changes in the Explorer Fund’s annual returns for the Institutional Class shares (the Class with the longest period of annual returns) from year to year.
Performance Additional Market Index [Text]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap IndexSM (TR), the Fund’s previous broad-based securities market index.
Bar Chart [Heading]	Institutional Class Year-by-Year Annual Returns as of December 31st
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 25.98% (quarter ended June 30, 2020) and the lowest quarterly return was -32.91% (quarter ended March 31, 2020).

Year to date return as of June 30, 2025 was -0.23%.

Year to Date Return, Label [Optional Text]	Year to date return
Bar Chart, Year to Date Return	(0.23%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance [Table]
Return Before Taxes	One Year	Five Year	Since Inception(1)
Institutional Class Shares	9.85%	14.76%	10.76%
Investor Class Shares	9.51%	14.55%	10.69%
Return After Taxes – Institutional Class Shares
Return After-Taxes on Distributions	8.76%	14.19%	10.04%
Return After-Taxes on Distributions and Sale of Fund Shares	5.83%	11.64%	8.51%
Morningstar® US Market Index SM (TR) (reflects no deduction for fees, expenses or taxes) (2)	24.09%	13.96%	12.82%
Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	10.84%	8.08%	7.73%
(1)	Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.

(2)	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap IndexSM (TR), the Fund’s previous broad-based securities market index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Closing [Text Block]

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Performance Availability Phone [Text]	800-673-0550
Applied Finance Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below shows changes in the Select Fund’s annual returns for the Investor Class shares (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Select Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Large-Mid Value IndexSM (TR), which is the Select Fund’s secondary index. The table also presents the impact of taxes on the Select Fund’s Investor Class shares.

This information provides some indication of the risks of investing in the Select Fund. Past performance of the Select Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Past Does Not Indicate Future [Text]	Past performance of the Select Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows changes in the Select Fund’s annual returns for the Investor Class shares (the Class with the longest period of annual returns) from year to year.
Performance Additional Market Index [Text]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
Bar Chart [Heading]	Investor Class Year-by-Year Annual Returns as of December 31st
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 19.81% (quarter ended June 30, 2020) and the lowest quarterly return was -23.87% (quarter ended March 31, 2020).

Year to date return as of June 30, 2025 was 5.42%.

Year to Date Return, Label [Optional Text]	Year to date return
Bar Chart, Year to Date Return	5.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Select Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement.
Performance [Table]
Return Before Taxes	One Year	Five Year	Since Inception(1)
Investor Class Shares	6.68%	10.85%	11.91%
Institutional Class Shares	6.94%	11.13%	12.16%
Return After Taxes – Investor Class Shares
Return After-Taxes on Distributions	5.21%	10.15%	11.23%
Return After-Taxes on Distributions and Sale of Fund Shares	3.96%	8.35%	9.44%
Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)(2)	24.09%	13.96%	14.16%
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	14.10%	9.03%	9.51%
(1)	Investor Class shares commenced operations on February 1, 2017 and Institutional Class shares commenced operations on February 3, 2017.

(2)	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance Table Closing [Text Block]

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Select Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Performance Availability Phone [Text]	800-673-0550